Investments Accounted for by the Equity Method and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Investments Accounted for by the Equity Method Disclosure [Abstract]
Summary NRG's equity method investments
The following table summarizes NRG's equity method investments as of December 31, 2011:

Name	Geographic Area	Economic Interest
Avenal Solar Holdings LLC	United States	50.0%
GenConn Energy LLC	United States	50.0%
Saguaro Power Company	United States	50.0%
Sherbino I Wind Farm LLC	United States	50.0%
Texas Coastal Ventures, LLC	United States	50.0%
Gladstone Power Station	Australia	37.5%
Energy Technology Ventures	United States	33.3%

Undistributed earnings by equity investment

	As of December 31,
	2011	2010
	(In millions)
Undistributed earnings from equity investments	$150	$160